INSURANCE CONTRACTS - Movement in Loss Reserves (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Insurance Contracts [Abstract]
Loss reserves, beginning of year	$ 71	$ 144
Claims paid during the year	(31)	(48)
Changes in loss reserves related to the current year	17	44
Favorable development on losses on claims related to prior years	0	(71)
Foreign currency translation	(4)	2
Loss reserves, end of year	$ 53	$ 71